SCOPE OF CONSOLIDATION - Associates Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Impairment charges		$ 0	$ 0	$ 211
DHS Group
Disclosure of associates [line items]
Impairment charges	$ 211			$ 211
Discount rate used in current estimate of value in use	7.24%			7.24%
Baffinland
Disclosure of associates [line items]
Proportion of ownership interest in joint venture (in percent)				25.23%	25.70%